Property, Plant and Equipment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Property, Plant and Equipment (Details) [Line Items]
Assets held for sale	$ 3,330
M20S [Member]
Property, Plant and Equipment (Details) [Line Items]
Assets held for sale	2,512
T2T Miners [Member]
Property, Plant and Equipment (Details) [Line Items]
Assets held for sale	1,272
M31S+Net Book [Member]
Property, Plant and Equipment (Details) [Line Items]
Assets held for sale	3,000
M30S [Member]
Property, Plant and Equipment (Details) [Line Items]
Assets held for sale	30,210
M31S [Member]
Property, Plant and Equipment (Details) [Line Items]
Assets held for sale	12,653
T3 [Member]
Property, Plant and Equipment (Details) [Line Items]
Assets held for sale	$ 4,439